Right of use assets - Business segmentation (Details) R in Millions	Jun. 30, 2020 ZAR (R)
Leased assets
Right of use assets	R 13,816
Mining
Leased assets
Right of use assets	10
Exploration and Production International
Leased assets
Right of use assets	888
Energy
Leased assets
Right of use assets	1,941
Base Chemicals
Leased assets
Right of use assets	3,430
Performance Chemicals
Leased assets
Right of use assets	5,118
Group Functions
Leased assets
Right of use assets	R 2,429